Earnings per share - FY (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator for earnings per share [Abstract]
Net income	$ 7,982	$ 5,944	$ 19,296	$ 17,669	$ 22,273	$ 12,973	$ 12,267
Denominator for earnings per share [Abstract]
Basic weighted average shares outstanding (in shares)	20,656,207	0	20,656,207	0
Weighted average shares outstanding - diluted (in shares)	20,741,400	0	20,741,400	0
Net income per common share - basic (in dollars per share)	$ 0.24	$ 0	$ 0.24	$ 0
Net income per common share - diluted (in dollars per share)	$ 0.24	$ 0	$ 0.24	$ 0
Antidilutive securities (in shares)		0		0
Class A Common Stock [Member]
Class of Stock [Line Items]
Percentage of residual proceeds	75.00%		75.00%		75.00%
Numerator for earnings per share [Abstract]
Net income					$ 0	0	0
Net income attributable to common stockholders	$ 2,716	$ 5,551	$ 13,625	$ 16,522	$ 21,092	$ 12,973	$ 12,267
Denominator for earnings per share [Abstract]
Weighted average common shares outstanding (in shares)					13,796,327	13,787,365	13,788,536
Basic weighted average shares outstanding (in shares)	14,110,967	13,795,530	13,844,221	13,795,530	13,796,327	13,787,365	13,788,536
Unvested restricted stock grants (in shares)	0	0	0	0
Weighted average shares outstanding - diluted (in shares)	14,110,967	13,795,530	13,844,221	13,795,530	13,796,327	13,787,365	13,788,536
Net income per common share - basic (in dollars per share)	$ 0.19	$ 0.40	$ 0.98	$ 1.20	$ 1.53	$ 0.94	$ 0.89
Net income per common share - diluted (in dollars per share)	$ 0.19	$ 0.40	$ 0.98	$ 1.20	$ 1.53	$ 0.94	$ 0.89
Class B Common Stock [Member]
Class of Stock [Line Items]
Percentage of residual proceeds	25.00%		25.00%		25.00%
Numerator for earnings per share [Abstract]
Net income					$ 0	$ 0	$ 0
Net income attributable to common stockholders	$ 355	$ 393	$ 760	$ 1,147	$ 1,181	$ 0	$ 0
Denominator for earnings per share [Abstract]
Basic weighted average shares outstanding (in shares)	1,681,685	1,477,800	1,573,702	1,381,055	1,413,142	1,188,370	962,739
Unvested restricted stock grants (in shares)	135,994	0	69,916	27,606	38,549	111,874	106,428
Weighted average shares outstanding - diluted (in shares)	1,817,679	1,477,800	1,643,618	1,408,661	1,451,691	1,300,244	1,069,167
Net income per common share - basic (in dollars per share)	$ 0.21	$ 0.27	$ 0.48	$ 0.83	$ 0.84	$ 0	$ 0
Net income per common share - diluted (in dollars per share)	$ 0.20	$ 0.27	$ 0.46	$ 0.81	$ 0.81	$ 0	$ 0